Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Expenses	Accounts payable and accrued expenses consist of the following:
	December 31, 2020	December 31, 2019
Accounts payable	$465,396	$42,879
Deferred Directors’ fees	-	89,517
	$465,396	$132,396